Bank Debt	6 Months Ended
Jun. 30, 2013
Bank Debt and Term Loans [Abstract]
BANK DEBT
8.            BANK DEBT

As of June 30, 2013 and December 31, 2012 and 2011, bank debt consisted of the following:

	June 30,	December 31,
	2013	2012	2011
	(unaudited)
Two installment notes, monthly principal and interest of $533, interest 9.05% and 0% secured by vehicles, maturing July 2016	$19,730	$23,463	$51,569

Five lines of credit, monthly principal and interest, interest ranging from $0 to $13,166, interest ranging from 5.5% to 9.75%, guaranteed personally by principal shareholders of acquired companies, maturing between July 2013 and February 2020	519,135	536,464	761,078
	538,865	559,927	812,647
Less: Current portion of bank debt	(388,878)	(352,096)	(114,358)

Long-term portion of bank debt	$149,987	$207,831	$698,289

Future maturities of bank debt as of December 31, 2012 are as follows:

Year ending December 31,
2013	$352,096
2014	75,661
2015	75,661
2016	40,354
2017	16,155
Total	$559,927

The Company’s assets securing the bank debt had a carrying value of  $25,000, $25,000 and $77,037 at June 30, 2013 and December 31, 2012 and 2011, respectively.

There were no covenants related to the bank debt.

The interest expense associated with the bank debt during the six months ended June 30, 2013 and 2012 was $28,603 and $54,820, respectively, and for the years ended December 31, 2012 and 2011 amounted to $185,479 and $45,678, respectively. The weighted average interest rate on bank debt during the six months ended June 30, 2013 and during the years ended December 31, 2012 and 2011 was 5.64%, 8.2% and 7.85%, respectively.